Distribution of the Bank's profit, etc. - Distributions (Details) € / shares in Units, € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€) € / shares
Distributions, Shareholder Remuneration and Earnings Per Share [Abstract]
First and third interim dividends and final dividend	€ 2,898
Acquisition, with a waiver of exercise, of bonus share rights	99
Total proposed distributions, dividends proposed or declared	2,997
Approved at December 31, 2017	2,029
Final dividend	968
To voluntary reserves	9
Net profit for the year	3,006
Amount of shares allocated to the remuneration of shareholders under the shareholder remuneration scheme.	€ 543
Total remuneration per share | € / shares	€ 0.22